Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 324,000	$ 289,000
Gaithersburg, Maryland [Member]
Operating Leases [Line Items]
Area Of Operating Lease Property	7,200
Gaithersburg, Maryland [Member] | Lease Two [Member]
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net, Total	10,000
Gaithersburg, Maryland [Member] | Lease One [Member]
Operating Leases [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 20,000
Durham, North Carolina [Member]
Operating Leases [Line Items]
Area Of Operating Lease Property	16,300